Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of listing currency, fair value and notional amounts of derivative instruments
The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the condensed consolidated balance sheets, categorized by primary underlying risk. Balances are presented on a gross basis.

	As of September 30, 2014
	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Assets by Primary Underlying Risk	($ in thousands)
Credit
Credit Default Swaps - Protection Purchased	USD	$9,110	$106,908
Credit Default Swaps - Protection Sold	USD	158	2,318
Equity Price
Contracts for Differences - Long Contracts	GBP/USD	5,145	40,331
Contracts for Differences - Short Contracts	NOK	3	2,580
Total Return Swaps - Long Contracts	MXN/USD	11,888	179,657
Total Return Swaps - Short Contracts	USD	290	3,950
Interest Rates
Interest Rate Swaps	EUR	250	194,906
Interest Rate Swaptions	USD	624	511,971
Treasury Futures - Short Contracts	USD	170	9,929
Foreign Currency Exchange Rates
Foreign Currency Forward	AUD/CAD/EUR/GBP/JPY/TRY	5,501	319,597
Foreign Currency Options - Purchased	JPY/KRW/SAR	4,121	192,944
Total Derivative Assets		$37,260	$1,565,091

	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Liabilities by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Short	USD	$80	$120,080
Credit
Credit Default Swaps - Protection Purchased	EUR/USD	2,240	64,465
Credit Default Swaps - Protection Sold	USD	1,503	5,437
Equity Price
Contracts for Differences - Long Contracts	EUR/GBP	5,418	57,363
Total Return Swaps - Long Contracts	USD	—	365
Total Return Swaps - Short Contracts	USD	129	1,532
Interest Rates
Bond Futures - Short Contracts	JPY	41	41,211
Interest Rate Swaps	EUR	621	194,035
Interest Rate Swaptions	USD	142	354,139
Foreign Currency Exchange Rates
Foreign Currency Options - Sold	JPY/KRW	1,939	100,950
Catastrophe Risk Derivatives	USD	233	6,000
Total Derivative Liabilities (free standing)		$12,346	$945,577

Embedded derivative liabilities in reinsurance contracts (3)	USD	$3,173	$15,000
Embedded derivative liabilities in deposit contracts (4)	USD	4,740	75,000
Total Derivative Liabilities (embedded)		$7,913	$90,000
(1) AUD = Australian Dollar, CAD = Canadian Dollar,  EUR = Euro,  GBP = British Pound,  HKD = Hong Kong Dollar, JPY = Japanese Yen, KRW = South Korean Won, MXN = Mexican Peso, NOK = Norwegian Krone, SAR = Saudi Arabian Riyal, TRY = Turkish Lira, USD = US Dollar
(2) The absolute notional exposure represents the Company's derivative activity as of September 30, 2014, which is representative of the volume of derivatives held during the period.
(3) The fair value of embedded derivatives in reinsurance contracts is included in reinsurance balances payable in the condensed consolidated balance sheet.
(4) The fair value of embedded derivatives in deposit contracts is included in deposit liabilities in the condensed consolidated balance sheet.

	As of December 31, 2013
	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Assets by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Purchased	USD	$256	$12,325
Credit
Credit Default Swaps - Protection Purchased	USD	15,397	109,520
Credit Default Swaps - Protection Sold	USD	1,157	9,557
Equity Price
Contracts for Differences - Long Contracts	CHF/EUR/GBP/USD	10,549	62,847
Contracts for Differences - Short Contracts	NOK	67	2,758
Total Return Swaps - Long Contracts	BRL/JPY/USD	2,950	68,044
Total Return Swaps - Short Contracts	USD	3	290
Interest Rates
Bond Futures - Short Contracts	JPY	212	40,847
Interest Rate Swaps	EUR	182	212,594
Interest Rate Swaptions	EUR/JPY/USD	1,269	54,884
Treasury Futures - Short Contracts	USD	108	6,544
Foreign Currency Exchange Rates
Foreign Currency Forward	AUD/CAD/JPY/TRY	1,332	59,925
Foreign Currency Options - Purchased	USD	5,563	240,062
Total Derivative Assets		$39,045	$880,197

	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Liabilities by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Sold	USD	$148	$35,484
Credit
Credit Default Swaps - Protection Purchased	EUR/USD	2,634	59,446
Credit Default Swaps - Protection Sold	USD	348	875
Equity Price
Contracts for Differences - Long Contracts	EUR	66	14,607
Contracts for Differences - Short Contracts	DKK	425	7,253
Total Return Swaps - Long Contracts	BRL/JPY/USD	1,385	24,807
Total Return Swaps - Short Contracts	USD	140	5,037
Index
Index Futures - Short Contracts	USD	441	8,888
Interest Rates
Interest Rate Swaps	EUR/USD	821	465,560
Interest Rate Swaptions	USD/JPY	174	99,587
Foreign Currency Exchange Rates
Foreign Currency Forward	EUR/GBP	709	189,030
Foreign Currency Options - Sold	USD	1,528	178,476
Total Derivative Liabilities		$8,819	$1,089,050

Embedded derivative liabilities in deposit contracts (3)	USD	$4,430	$75,000
Total Derivative Liabilities (embedded)		$4,430	$75,000
(1) AUD = Australian dollar, BRL = Brazilian real, CAD = Canadian dollar, CHF = Swiss franc, DKK = Danish krone EUR = Euro, GBP = British pound, JPY = Japanese yen, NOK = Norwegian krone, TRY=Turkish lira, USD = US dollar
(2) The absolute notional exposure represents the Company's derivative activity as of December 31, 2013, which is representative of the volume of derivatives held during the period.
(3) The fair value of embedded derivatives in deposit contracts is included in deposit liabilities in the condensed consolidated balance sheet.
(4) The fair value of embedded derivatives in deposit contracts is included in deposit liabilities in the condensed consolidated balance sheet.

The following tables identify the listing currency, fair value and notional amounts of derivative instruments included in the consolidated balance sheets, categorized by primary underlying risk. Balances are presented on a gross basis.

	As of December 31, 2013
	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Assets by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Purchased	USD	$256	$12,325
Credit
Credit Default Swaps - Protection Purchased	USD	15,397	109,520
Credit Default Swaps - Protection Sold	USD	1,157	9,557
Equity Price
Contracts for Differences - Long Contracts	CHF/EUR/GBP/USD	10,549	62,847
Contracts for Differences - Short Contracts	NOK	67	2,758
Total Return Swaps - Long Contracts	BRL/JPY/USD	2,950	68,044
Total Return Swaps - Short Contracts	USD	3	290
Interest Rates
Bond Futures - Short Contracts	JPY	212	40,847
Interest Rate Swaps	EUR	182	212,594
Interest Rate Swaptions	EUR/JPY/USD	1,269	54,884
Treasury Futures - Short Contracts	USD	108	6,544
Foreign Currency Exchange Rates
Foreign Currency Forward	AUD/CAD/JPY/TRY	1,332	59,925
Foreign Currency Options - Purchased	USD	5,563	240,062
Total Derivative Assets		$39,045	$880,197

	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Liabilities by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Sold	USD	$148	$35,484
Credit
Credit Default Swaps - Protection Purchased	EUR/USD	2,634	59,446
Credit Default Swaps - Protection Sold	USD	348	875
Equity Price
Contracts for Differences - Long Contracts	EUR	66	14,607
Contracts for Differences - Short Contracts	DKK	425	7,253
Total Return Swaps - Long Contracts	BRL/JPY/USD	1,385	24,807
Total Return Swaps - Short Contracts	USD	140	5,037
Index
Index Futures - Short Contracts	USD	441	8,888
Interest Rates
Bond Futures - Short Contracts			—
Interest Rate Swaps	EUR/USD	821	465,560
Interest Rate Swaptions	USD/JPY	174	99,587
Treasury Futures - Short Contracts	USD
Foreign Currency Exchange Rates
Foreign Currency Forward	EUR/GBP	709	189,030
Foreign Currency Options - Sold	USD	1,528	178,476
Total Derivative Liabilities		$8,819	$1,089,050
(1) USD = US dollar, JPY = Japanese yen, EUR = Euro, GBP = British pound, BRL = Brazilian real, NOK = Norwegian krone, AUD = Australian dollar, DKK = Danish krone, CAD = Canadian dollar, CHF = Swiss franc, TRY = Turkish lira
(2) The absolute notional exposure represents the Company's derivative activity as of December 31, 2013, which is representative of the volume of derivatives held during the period.

	As of December 31, 2012
	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Assets by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future - Short Contracts	USD	$212	$5,363
Credit
Credit Default Swaps - Protection Purchased	JPY/USD	14,176	69,059
Equity Price
Contracts for Differences - Long Contracts	EUR/GBP/USD	4,913	40,454
Total Return Swaps - Long Contracts	BRL/USD	246	13,710
Total Return Swaps - Short Contracts	HKD	(65)	179
Interest Rates
Bond Futures - Short Contracts	JPY	248	43,108
Interest Rate Swaps	EUR	156	6,569
Interest Rate Swaptions	EUR/JPY/USD	584	584
Treasury Futures - Short Contracts	USD	564	64,819
Foreign Currency Exchange Rates
Foreign Currency Forward	CAD/JPY/USD	2,090	57,549
Foreign Currency Options - Purchased	EUR/USD	2,504	2,504
Total Derivative Assets		$25,628	$303,898

	Listing currency (1)	Fair Value	Notional Amounts (2)
Derivative Liabilities by Primary Underlying Risk	($ in thousands)
Commodity Price
Commodity Future Options - Purchased	USD	$10	$17
Credit
Credit Default Swaps - Protection Purchased	EUR/JPY/USD	10,458	37,567
Credit Default Swaps - Protection Sold	USD	212	438
Equity Price
Contracts for Differences - Long Contracts	EUR/GBP/USD	710	9,016
Contracts for Differences - Short Contracts	EUR	29	1,513
Total Return Swaps - Long Contracts	BRL/JPY/USD	467	24,499
Total Return Swaps - Short Contracts	HKD/USD	38	1,014
Interest Rates
Interest Rate Swaps	JPY/USD	539	478,730
Interest Rate Swaptions	USD	—	—
Foreign Currency Exchange Rates
Foreign Currency Forward	EUR/GBP/USD	211	41,334
Foreign Currency Options - Sold	USD	318	318
Total Derivative Liabilities		$12,992	$594,446
(1) USD = US dollar, JPY = Japanese yen, EUR = Euro, GBP = British pound, BRL = Brazilian real, HKD = Hong Kong dollar, NOK = Norwegian krone, AUD = Australian dollar, DKK = Danish krone, CAD = Canadian dollar, CHF = Swiss Franc
(2) The absolute notional exposure represents the Company's derivative activity as of December 31, 2012, which is representative of the volume of derivatives held during the period.

Schedule of realized and unrealized gains (losses) relating to trading activities
The following tables set forth, by major risk type, the Company’s realized and unrealized gains (losses) relating to derivatives for the three and nine months ended September 30, 2014 and 2013. Realized and unrealized gains (losses) related to free standing derivatives are included in net investment income in the condensed consolidated statements of income (loss). Realized and unrealized gains (losses) related to embedded derivatives are included in other expenses in the condensed consolidated statements of income (loss).

	For the three months ended
	September 30, 2014		September 30, 2013
Free standing Derivatives - Primary Underlying Risk	Realized Gain (Loss)	Unrealized Gain (Loss)*	Realized Gain (Loss)	Unrealized Gain (Loss)*
Commodity Price	($ in thousands)
Commodities Futures - Short Contracts	$(6)	$(80)	$(273)	$—
Commodity Future Options - Purchased	—	—	(25)	(44)
Credit
Credit Default Swaps - Protection Purchased	(1,479)	2,843	346	(1,751)
Credit Default Swaps - Protection Sold	1,081	(1,181)	(1,337)	3,774
Equity Price
Contracts for Differences - Long Contracts	(1,397)	(5,837)	(1,984)	5,229
Contracts for Differences - Short Contracts	(1,396)	310	11	(183)
Total Return Swaps - Long Contracts	2,488	9,990	1,712	3,665
Total Return Swaps - Short Contracts	(1,112)	795	(836)	(664)
Index
Index Futures - Long Contracts	(840)	—	—	—
Index Futures - Short Contracts	79	369	—	—
Interest Rates
Bond Futures - Short Contracts	(273)	101	(320)	(382)
Interest Rate Swaps	107	(82)	723	(896)
Interest Rate Swaptions	(42)	(272)	(75)	218
Treasury Futures - Short Contracts	(399)	191	73	(195)
Foreign Currency Exchange Rates
Foreign Currency Forward	5,037	7,417	1,223	(5,750)
Foreign Currency Options - Purchased	256	1,539	(1,794)	(1,493)
Foreign Currency Options - Sold	(78)	(463)	352	(636)
Reinsurance contract derivatives	—	780	—	2,062
	$2,026	$16,420	$(2,204)	$2,954
Embedded Derivatives
Embedded derivatives in reinsurance contracts	$—	$(21)	$—	$—
Embedded derivatives in deposit contracts	—	(90)	—	(100)
	$—	$(111)	$—	$(100)

	For the nine months ended
	September 30, 2014		September 30, 2013
Free standing Derivatives - Primary Underlying Risk	Realized Gain (Loss)	Unrealized Gain (Loss)*	Realized Gain (Loss)	Unrealized Gain (Loss)*
Commodity Price	($ in thousands)
Commodities Futures - Long Contracts	$—	$—	$(2,455)	$—
Commodities Futures - Short Contracts	(6)	(80)	290	(212)
Commodity Future Options - Purchased	(271)	(5)	(166)	(45)
Commodity Future Options - Sold	316	(168)
Credit
Credit Default Swaps - Protection Purchased	(3,793)	(678)	(8,469)	3,579
Credit Default Swaps - Protection Sold	1,266	(977)	6,814	(4,017)
Equity Price
Contracts for Differences - Long Contracts	3,639	(12,972)	6,706	987
Contracts for Differences - Short Contracts	(3,734)	361	1,000	254
Total Return Swaps - Long Contracts	12,279	10,323	2,717	2,732
Total Return Swaps - Short Contracts	(588)	298	418	(500)
Index
Index Futures - Long Contracts	(840)	—	—	—
Index Futures - Short Contracts	(253)	441	19	—
Interest Rates
Bond Futures - Short Contracts	(817)	(253)	242	(630)
Interest Rate Swaps	(350)	267	1,352	(409)
Interest Rate Swaptions	487	(1,848)	(244)	251
Treasury Futures - Short Contracts	(1,040)	62	508	(625)

Foreign Currency Exchange Rates
Foreign Currency Forward	5,256	4,877	7,533	(3,756)
Foreign Currency Options - Purchased	(1,484)	(613)	6,823	(1,031)
Foreign Currency Options - Sold	608	(78)	(2,844)	(848)
Reinsurance contract derivatives	—	780	—	3,167
	$10,675	$(263)	$20,244	$(1,103)
Embedded Derivatives
Embedded derivatives in reinsurance contracts	$—	$(127)	$—	$—
Embedded derivatives in deposit contracts	—	(310)	—	(310)
Total Derivative Liabilities (embedded)	$—	$(437)	$—	$(310)
* Unrealized gain (loss) relates to derivatives still held at reporting date.

The following table sets forth, by major risk type, the Company’s realized and unrealized gains (losses) relating to derivative trading activities for the years ended December 31, 2013 and 2012 . These realized and unrealized gains (losses) are included in net investment income in the consolidated statements of income (loss).

	December 31, 2013		December 31, 2012
Primary Underlying Risk	Realized Gain (Loss)	Unrealized Gain (Loss)*	Realized Gain (Loss)	Unrealized Gain (Loss)*
Commodity Price	($ in thousands)
Commodities Futures - Long Contracts	$—	$—	$1,710	$—
Commodities Futures - Short Contracts	437	(212)	127	212
Commodity Future Options - Purchased	264	15	(17)	(10)
Commodity Future Options - Sold	(81)	168	—	—
Credit
Credit Default Swaps - Protection Purchased	4,243	(10,943)	1,239	265
Credit Default Swaps - Protection Sold	(4,845)	10,690	—	(212)
Equity Price
Contracts for Differences - Long Contracts	8,900	6,172	288	4,203
Contracts for Differences - Short Contracts	1,219	(341)	931	(29)
Total Return Swaps - Long Contracts	1,026	1,786	(4,666)	(221)
Total Return Swaps - Short Contracts	(557)	76	2,569	(103)
Index
Index Futures - Long Contracts	(2,413)	—	—	—
Index Futures - Short Contracts	1,169	(441)	(314)	—
Interest Rates
Bond Futures - Short Contracts	(289)	(36)	—	248
Interest Rate Swaps	949	(255)	312	(383)
Interest Rate Swaptions	(170)	913	665	5
Sovereign Debt Futures - Short Contracts	—	—	(970)	—
Treasury Futures - Long Contracts	(119)	—	—	—
Treasury Futures - Short Contracts	830	(456)	(1,233)	564
Foreign Currency Exchange Rates
Foreign Currency Forward	5,385	(1,255)	(1,270)	1,879
Foreign Currency Options	—	—	38	—
Foreign Currency Options - Purchased	5,920	1,069	(145)	198
Foreign Currency Options - Sold	(3,787)	(109)	—	(87)
Catastrophe Risk Derivatives	1,250	3,085	—	—
	$19,331	$9,926	$(736)	$6,529
*Unrealized gain (loss) relates to derivatives still held at reporting date.

Schedule of gross and net amounts of derivative instruments that are subject to enforceable master netting arrangements or similar agreements
As of September 30, 2014 and December 31, 2013, the gross and net amounts of derivative instruments that are subject to enforceable master netting arrangements or similar agreements were as follows:

	Gross Amounts not offset in the condensed consolidated balance sheet
September 30, 2014 Counterparty	Gross Amounts of Assets Presented in the condensed consolidated balance sheet	Financial Instruments	Cash Collateral Received	Net Amount
	($ in thousands)
Counterparty 1	$493	$493	$—	$—
Counterparty 2	1,262	1,262	—	—
Counterparty 3	16,935	3,135	—	13,800
Counterparty 4	857	857	—	—
Counterparty 5	4,078	630	—	3,448
Counterparty 6	9,820	1,014	4,039	4,767
Counterparty 7	408	151	—	257
Counterparty 8	—	—	—	—
Counterparty 9	3,407	384	—	3,023
Total	$37,260	$7,926	$4,039	$25,295

	Gross Amounts not offset in the condensed consolidated balance sheet
September 30, 2014 Counterparty	Gross Amounts of Liabilities Presented in the condensed consolidated balance sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	($ in thousands)
Counterparty 1	$1,149	$493	$656	$—
Counterparty 2	3,788	1,262	2,526	—
Counterparty 3	3,135	3,135	—	—
Counterparty 4	1,132	857	275	—
Counterparty 5	630	630	—	—
Counterparty 6	1,014	1,014	—	—
Counterparty 7	151	151	—	—
Counterparty 8	730	—	730	—
Counterparty 9	384	384	—	—
Total	$12,113	$7,926	$4,187	$—

	Gross Amounts not offset in the condensed consolidated balance sheet
December 31, 2013 Counterparty	Gross Amounts of Assets Presented in the condensed consolidated balance sheet	Financial Instruments	Cash Collateral Received	Net Amount
	($ in thousands)
Counterparty 1	$1,128	$1,041	$—	$87
Counterparty 2	4,998	400	1,629	2,969
Counterparty 3	16,066	3,509	—	12,557
Counterparty 4	1,351	1,351	—	—
Counterparty 5	3,198	1,054	—	2,144
Counterparty 6	12,234	492	10,465	1,277
Counterparty 7	2	2	—	—
Counterparty 8	—	—	—	—
Counterparty 9	68	68	—	—
Total	$39,045	$7,917	$12,094	$19,034

	Gross Amounts not offset in the condensed consolidated balance sheet
December 31, 2013 Counterparty	Gross Amounts of Liabilities Presented in the condensed consolidated balance sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	($ in thousands)
Counterparty 1	$1,041	$1,041	$—	$—
Counterparty 2	400	400	—	—
Counterparty 3	3,509	3,509	—	—
Counterparty 4	1,360	1,351	9	—
Counterparty 5	1,054	1,054	—	—
Counterparty 6	492	492	—	—
Counterparty 7	59	2	57	—
Counterparty 8	—	—	—	—
Counterparty 9	904	68	836	—
Total	$8,819	$7,917	$902	$—

As of December 31, 2013 and December 31, 2012, the gross and net amounts of derivative instruments that are subject to enforceable master netting arrangements or similar agreements were as follows:

	Gross Amounts not Offset in the Consolidated Balance Sheet
December 31, 2013 Counterparty	Gross Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
	($ in thousands)
Counterparty 1	$1,128	$1,041	$—	$87
Counterparty 2	4,998	400	1,629	2,969
Counterparty 3	16,066	3,509	—	12,557
Counterparty 4	1,351	1,351	—	—
Counterparty 5	3,198	1,054	—	2,144
Counterparty 6	12,234	492	10,465	1,277
Counterparty 7	2	2	—	—
Counterparty 8	—	—	—	—
Counterparty 9	68	68	—	—

Total	$39,045	$7,917	$12,094	$19,034

	Gross Amounts not Offset in the Consolidated Balance Sheet
December 31, 2013 Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	($ in thousands)
Counterparty 1	$1,041	$1,041	$—	$—
Counterparty 2	400	400	—	—
Counterparty 3	3,509	3,509	—	—
Counterparty 4	1,360	1,351	9	—
Counterparty 5	1,054	1,054	—	—
Counterparty 6	492	492	—	—
Counterparty 7	59	2	57	—
Counterparty 8	—	—	—	—
Counterparty 9	904	68	836	—

Total	$8,819	$7,917	$902	$—

	Gross Amounts not Offset in the Consolidated Balance Sheet
December 31, 2012 Counterparty	Gross Amounts of Assets Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Received	Net Amount
	($ in thousands)
Counterparty 1	$1,381	$—	$—	$1,381
Counterparty 2	4,987	1,761	—	3,226
Counterparty 3	6,390	4,850	—	1,540
Counterparty 4	124	124	—	—
Counterparty 5	526	526	—	—
Counterparty 6	11,607	1,080	—	10,527
Counterparty 7	231	231	—	—
Counterparty 8	232	16	—	216
Counterparty 9	—	—	—	—
Counterparty 10	142	—	—	142
Counterparty 11	—	—	—	—
Counterparty 12	8	—	—	8
Total	$25,628	$8,588	$—	$17,040

	Gross Amounts not Offset in the Consolidated Balance Sheet
December 31, 2012 Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Balance Sheet	Financial Instruments	Cash Collateral Pledged	Net Amount
	($ in thousands)
Counterparty 1	$—	$—	$—	$—
Counterparty 2	1,761	1,761	—	—
Counterparty 3	4,850	4,850	—	—
Counterparty 4	1,812	124	1,688	—
Counterparty 5	2,456	526	1,930	—
Counterparty 6	1,080	1,080	—	—
Counterparty 7	1,017	231	786	—
Counterparty 8	16	16	—	—
Counterparty 9	—	—	—	—
Counterparty 10	—	—	—	—
Counterparty 11	—	—	—	—
Counterparty 12	—	—	—	—
Total	$12,992	$8,588	$4,404	$—